Variable Interest Entities (Consolidated and Unconsolidated) (Details) (USD $)	3 Months Ended			12 Months Ended																										12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Consolidated Trusts [Member]	Dec. 31, 2012 Consolidated Trusts [Member]	Dec. 31, 2013 2006 Automobile Trust [Member]	Dec. 31, 2012 2006 Automobile Trust [Member]	Dec. 31, 2013 2009 Automobile Trust [Member]	Dec. 31, 2012 2009 Automobile Trust [Member]	Dec. 31, 2013 Franklin 2009 Trust [Member]	Dec. 31, 2012 Franklin 2009 Trust [Member]	Dec. 31, 2013 Sky Financial Capital Trust IV [Member]	Dec. 31, 2013 Sky Financial Capital Trust III [Member]	Dec. 31, 2013 Huntington Capital II [Member]	Dec. 31, 2013 Huntington Capital I [Member]	Dec. 31, 2013 Trust Preferred Securities Total [Member]	Dec. 31, 2012 Trust Preferred Securities Total [Member]	Dec. 31, 2013 2012-2 Automobile Trust [Member]	Dec. 31, 2012 2012-2 Automobile Trust [Member]	Dec. 31, 2013 2012-1 Automobile Trust [Member]	Dec. 31, 2012 2012-1 Automobile Trust [Member]	Dec. 31, 2013 2011 Automobile Trust [Member]	Dec. 31, 2012 2011 Automobile Trust [Member]	Dec. 31, 2013 Tower Hill Securities [Member]	Dec. 31, 2012 Tower Hill Securities [Member]	Dec. 31, 2013 Low Income Housing Tax Credit Partnerships [Member]	Dec. 31, 2012 Low Income Housing Tax Credit Partnerships [Member]	Dec. 31, 2011 Low Income Housing Tax Credit Partnerships [Member]	Dec. 31, 2013 Other Investments [Member]	Dec. 31, 2012 Other Investments [Member]
Assets
Cash				$ 1,001,132,000	$ 1,262,806,000			$ 87,733,000	$ 103,690,000	$ 79,153,000	$ 91,113,000	$ 8,580,000	$ 12,577,000	$ 0	$ 0
Loans and leases				43,120,500,000	40,728,425,000			203,457,000	498,924,000	151,171,000	356,162,000	52,286,000	142,762,000	0	0
Allowance for loan and lease losses				(647,870,000)	(769,075,000)	(964,828,000)	(1,249,008,000)	(711,000)	(2,671,000)	(711,000)	(2,671,000)	0	0	0	0
Net loans and leases				42,472,630,000	39,959,350,000			202,746,000	496,253,000	150,460,000	353,491,000	52,286,000	142,762,000	0	0
Accrued income and other assets				1,609,876,000	1,893,094,000			982,000	2,258,000	485,000	1,353,000	235,000	617,000	262,000	288,000
Total assets				59,467,174,000	56,141,474,000			291,461,000	602,201,000	230,098,000	445,957,000	61,101,000	155,956,000	262,000	288,000
Liabilities
Other long term debt				1,349,119,000	158,784,000			0	2,086,000	0	2,086,000	0	0	0	0
Accrued interest and other liabilities				1,059,888,000	1,155,643,000			262,000	289,000	0	1,000	0	0	262,000	288,000
Total liabilities				53,377,021,000	50,362,974,000			262,000	2,375,000	0	2,087,000	0	0	262,000	288,000
Carrying amount and classification of unconsolidated trusts assets and liabilities
Total assets				470,900,000	511,203,000											2,320,000	2,165,000	3,093,000	6,186,000	13,764,000	13,764,000	7,396,000	13,616,000	5,975,000	12,649,000	3,040,000	7,076,000	66,702,000	87,075,000	317,226,000	324,419,000		56,797,000	52,604,000
Total liabilities				522,270,000	529,941,000															312,894,000	312,894,000	0	0	0	0	0	0	65,000,000	65,000,000	134,604,000	139,797,000		9,772,000	12,250,000
Maximum exposure to loss				457,136,000	497,439,000															0	0	7,396,000	13,616,000	5,975,000	12,649,000	3,040,000	7,076,000	66,702,000	87,075,000	317,226,000	324,419,000		56,797,000	52,604,000
Affortable Housing Tax Credit Investments [Abstract]
Affordable housing tax credit investments																														484,799,000	465,831,000
Amortization																														167,573,000	141,412,000
Net affordable housing tax credit investments																														317,226,000	324,419,000
Unfunded commitments																														134,604,000	139,797,000
Tax credits and other tax benefits recognized																														55,819,000	55,558,000	41,372,000
Tax Credit Amortization Expense																														32,789,000	32,337,000	27,619,000
Tax Credit Investment Losses																														1,176,000	676,000	0
Variable Interest Entities (Textuals) [Abstract]
Maximum year to defer payment of interest on debenture				not exceeding five years
Commitments to limited partnership interests, gross				556,900,000	532,100,000
Funded Commitments to limited partnership interests				412,500,000	380,000,000
Floating Rate Series B Noncumulative Perpetual Preferred Stock Exchanged					35,500,000
Total of automobile loans transferred in securitization transactions (not used)	$ 1,000,000,000	$ 1,300,000,000	$ 1,000,000,000